GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL
Summary of changes in carrying amount of goodwill

Balance – January 1, 2019	$435,588
Goodwill resulting from acquisition	3,365,769
Balance – December 31, 2019	$3,801,357
Goodwill resulting from acquisition	944,000
Balance – December 31, 2020	$4,745,357